Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, Authorized	43,567,567	43,567,567
Ordinary shares, Issued	8,321,632	8,074,217
Ordinary shares, outstanding	8,321,632	8,074,217